RISK/RETURN
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of  $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund���s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LIVESTRONG 2055 PORTFOLIO (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	none	none	none	1.00%	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LIVESTRONG 2055 PORTFOLIO		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Management Fee		none	none	none	none	none
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%
Administrative Fee		0.20%	none	0.20%	0.20%	0.20%
Other		0.01%	0.01%	0.01%	0.01%	0.01%
Other Expenses	[1]	0.21%	0.01%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	[1]	0.74%	0.74%	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses		0.95%	0.75%	1.20%	1.95%	1.45%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example LIVESTRONG 2055 PORTFOLIO (USD $)	1 year	3 years
INVESTOR CLASS	97	303
INSTITUTIONAL CLASS	77	240
A CLASS	690	935
C CLASS	198	613
R CLASS	148	459

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or ���turn over��� their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund���s performance. Because the fund is new, the fund���s portfolio turnover rate is not available.

Principal Investment Strategies
LIVESTRONG 2055 Portfolio is a ���fund of funds,��� meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The following table shows the fund���s target allocation for the various asset classes and underlying funds as of the date of the prospectus:
Equity Securities (Stocks)	85.00%	Fixed-Income Securities (Bonds)	15.00%
NT Emerging Markets Fund	6.50%	High-Yield Fund	1.50%
NT Equity Growth Fund	15.25%	Inflation-Adjusted Bond Fund	3.00%
NT Growth Fund	15.25%	NT Diversified Bond Fund	10.50%
NT International Growth Fund	9.50%
NT Large Company Value Fund	15.50%	Cash Equivalents (Money Markets)	0.00%
NT Mid Cap Value Fund	7.50%
NT Small Company Fund	5.00%
NT Vista Fund	7.50%
Real Estate Fund	3.00%
The target date in the fund name refers to the approximate year an investor plans to retire and stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund���s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of LIVESTRONG Income Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
33	32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
81.40%	80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
18.60%	19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%

Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
13	14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
The portfolio managers regularly review the fund���s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks
���
���Growth��� and ���Value��� Style Risks ��� The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

���
Small- and Mid-Cap Stock Risks ��� Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

���
Interest Rate Risk ��� Generally, when interest rates rise, the value of an underlying fund���s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

���
Credit Risk ��� The value of an underlying fund���s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

���
Foreign Securities Risk ��� Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying funds��� share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

���
Tobacco Exclusion ��� The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

���
Market Risk ��� The value of the fund���s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds��� shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

���
Principal Loss ��� At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund���s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, please visit americancentury.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 19, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001293210
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 19, 2011
Prospectus Date	rr_ProspectusDate	Mar 31, 2011
LIVESTRONG 2055 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of  $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund���s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or ���turn over��� their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund���s performance. Because the fund is new, the fund���s portfolio turnover rate is not available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
LIVESTRONG 2055 Portfolio is a ���fund of funds,��� meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The following table shows the fund���s target allocation for the various asset classes and underlying funds as of the date of the prospectus:
Equity Securities (Stocks)	85.00%	Fixed-Income Securities (Bonds)	15.00%
NT Emerging Markets Fund	6.50%	High-Yield Fund	1.50%
NT Equity Growth Fund	15.25%	Inflation-Adjusted Bond Fund	3.00%
NT Growth Fund	15.25%	NT Diversified Bond Fund	10.50%
NT International Growth Fund	9.50%
NT Large Company Value Fund	15.50%	Cash Equivalents (Money Markets)	0.00%
NT Mid Cap Value Fund	7.50%
NT Small Company Fund	5.00%
NT Vista Fund	7.50%
Real Estate Fund	3.00%
The target date in the fund name refers to the approximate year an investor plans to retire and stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund���s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of LIVESTRONG Income Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
33	32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
81.40%	80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
18.60%	19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%

Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
13	14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
The portfolio managers regularly review the fund���s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
���
���Growth��� and ���Value��� Style Risks ��� The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

���
Small- and Mid-Cap Stock Risks ��� Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

���
Interest Rate Risk ��� Generally, when interest rates rise, the value of an underlying fund���s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

���
Credit Risk ��� The value of an underlying fund���s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

���
Foreign Securities Risk ��� Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying funds��� share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

���
Tobacco Exclusion ��� The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

���
Market Risk ��� The value of the fund���s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds��� shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

���
Principal Loss ��� At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund���s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, please visit americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year. Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
LIVESTRONG 2055 PORTFOLIO | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
LIVESTRONG 2055 PORTFOLIO | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
LIVESTRONG 2055 PORTFOLIO | A CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	935
LIVESTRONG 2055 PORTFOLIO | C CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	613
LIVESTRONG 2055 PORTFOLIO | R CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459

[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.